Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 70,920	$ 60,034	$ 136,430
Deposits at call	398	413	451
Cash and cash equivalents	$ 71,318	$ 60,447	$ 136,881	$ 129,328